SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES (Details) - USD ($)	Dec. 09, 2022	Jan. 21, 2022	Dec. 03, 2021	Nov. 03, 2022	Jan. 20, 2022	Jan. 11, 2021
Realty Crunch Inc [Member]
IfrsStatementLineItems [Line Items]
Proprietary Technology						$ 563,000
Goodwill						602,000
Net Assets Acquired						1,165,000
Total Consideration						1,100,000
Warrants Issued						$ 65,000
Scott Benson Real Estate Inc [Member]
IfrsStatementLineItems [Line Items]
Net Assets Acquired			$ 23,000
Total Consideration
Intangible Assets			23,000
Bargain gain from acquisition			$ 23,000
Expetitle Inc [Member]
IfrsStatementLineItems [Line Items]
Proprietary Technology		$ 3,400,000
Goodwill		8,393,000
Net Assets Acquired		11,757,000
Intangible Assets		3,364,000
Cash		80,000
Other Current Assets		42,000
In Trust Cash		960,000
Accounts Payables and Accrued Liabilities		(103,000)
Amount Held in Trust		960,000
Other Payables		(19,000)
Total Consideration		(11,757,000)
Equity-settled share-based payment		4,325,000
Cash from Investing Activities		$ (7,352,000)
Consideration Paid					$ 1,100,000
Redline Real Estate Group Inc [Member]
IfrsStatementLineItems [Line Items]
Net Assets Acquired
Total Consideration
Cash				30,000
Amount Held in Trust				$ (30,000)
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,250,000
Net Assets Acquired	1,321,000
Total Consideration	1,250,000
Cash	12,000
Other Current Assets	15,000
Accounts Payables and Accrued Liabilities	(11,000)
Other Payables	(64,000)
Total Consideration	(1,250,000)
Equity-settled share-based payment	450,000
Cash from Investing Activities	(800,000)
Other Assets	119,000
Consideration Paid	$ 800,000